OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other operating income [Abstract]
Schedule of Other Operating Income
	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Rental income from premises	3	-	135
Other income	99	100	104

	102	100	239